Income Taxes - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Effective tax rate	34.00%	21.00%	34.00%	34.00%
Tax expense (benefit) due to Tax Cuts and Jobs Act			$ 101,000
Liability for uncertain tax position		$ 0
Unrecognized tax benefits		$ 0